UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22351
Investment Company Act File Number
Build America Bond Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Build America Bond Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Taxable Municipal Securities — 98.1%(1)

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.7%
$1,875	University of Texas, 6.276%, 8/15/41	$1,924,238
260	University of Virginia, 6.20%, 9/1/39	285,659

		$2,209,897

General Obligations — 24.7%
$140	California, 7.55%, 4/1/39	$145,165
1,000	California, 7.70%, 11/1/30	1,027,390
125	California, 7.95%, 3/1/36	128,562
1,500	Commonwealth of Pennsylvania, 5.85%, 7/15/30	1,479,570
740	Connecticut, 5.632%, 12/1/29	738,401
1,000	Denton County, TX, 5.968%, 7/15/35	1,001,680
75	Denver, CO, City & County School District No. 1, 5.664%, 12/1/33	74,936
1,000	Detroit, MI, City School District, 7.747%, 5/1/39	1,049,270
225	Kauai, HI, 5.763%, 8/1/33	223,153
1,000	Metropolitan Government of Nashville and Davidson County, TN, 5.707%, 7/1/34	974,380
1,030	Montgomery County, PA, 6.03%, 9/1/39	1,047,211
1,500	New York, NY, 6.646%, 12/1/31	1,546,320
200	Oxford, MI, 6.50%, 5/1/39	192,000
1,000	Santa Monica, CA, Community College District, 6.763%, 8/1/34	1,006,470
400	Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	392,268
175	Texas, 5.517%, 4/1/39	172,209
275	Washington, 5.481%, 8/1/39	273,859

		$11,472,844

Hospital — 1.6%
$250	King County, WA, Public Hospital District No. 1, 7.90%, 6/15/30	$250,915
500	King County, WA, Public Hospital District No. 1, 8.00%, 6/15/40	506,820

		$757,735

Lease Revenue/Certificates of Participation — 4.4%
$1,525	New Jersey Transportation Trust Fund Authority, 6.561%, 12/15/40	$1,539,060
500	Oregon Department of Administrative Services, 6.18%, 5/1/35	490,100

		$2,029,160

Other Revenue — 1.1%
$250	Battery Park City Authority, NY, 6.375%, 11/1/39	$248,500
250	Florida State Board of Education, 6.584%, 7/1/29	251,488

		$499,988

Public Power/Electric Utilities — 14.8%
$1,000	American Municipal Power-Ohio, Inc., 7.499%, 2/15/50	$1,026,870
1,000	Indiana Municipal Power Agency, 5.594%, 1/1/42	895,890
1,000	Municipal Electric Authority of Georgia, 6.655%, 4/1/57	964,710
1,000	Nebraska Public Power District, 5.323%, 1/1/30	908,540
1,000	Northern Illinois Municipal Power Agency, 7.62%, 1/1/30	1,077,000
500	Orlando, FL, Utilities Commission, 5.662%, 10/1/40	486,790
1,500	San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	1,511,115

		$6,870,915

Special Tax Revenue — 11.3%
$980	Massachusetts School Building Authority, 5.715%, 8/15/39	$986,174
1,000	Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.534%, 7/1/32	936,180
1,115	Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.624%, 7/1/40	1,003,366

Principal
Amount
(000’s omitted)	Security	Value
$1,000	New York City Transitional Finance Authority, 5.508%, 8/1/37	$963,340
1,385	New York Urban Development Corp., 5.77%, 3/15/39	1,365,929

		$5,254,989

Transportation — 8.8%
$450	Maryland Transportation Authority, 5.604%, 7/1/30	$442,557
500	Maryland Transportation Authority, 5.888%, 7/1/43	504,905
1,000	New Jersey Turnpike Authority, 7.102%, 1/1/41	1,061,000
1,500	Pennsylvania Turnpike Commission, 5.511%, 12/1/45	1,313,220
790	Pennsylvania Turnpike Commission, 6.378%, 12/1/37	752,767

		$4,074,449

Water and Sewer — 26.7%
$750	Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$777,608
1,460	Chicago, IL, Metropolitan Water Reclamation District, 5.72%, 12/1/38	1,425,515
1,500	East Bay, CA, Municipal Utility District Water System Revenue, 5.874%, 6/1/40	1,488,240
100	Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	102,074
380	Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	388,105
1,000	Los Angeles, CA, Department of Water and Power Waterworks Revenue, 6.008%, 7/1/39	984,540
1,325	Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue, 5.856%, 5/1/39	1,317,434
1,500	Metropolitan Water District of Southern California, 6.538%, 7/1/39	1,502,580
1,525	New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	1,537,856
1,000	San Diego County, CA, Water Authority, 6.138%, 5/1/49	1,013,840
1,000	Washington County, OR, Clean Water Services, 5.701%, 10/1/30	991,390
1,000	Williamsport Sanitary Authority, PA, 5.75%, 1/1/40	887,340

		$12,416,522

Total Taxable Municipal Securities — 98.1% (identified cost $47,403,071)		$45,586,499

Short-Term Investments — 2.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(2)	$1,314	$1,314,197

Total Short-Term Investments — 2.8% (identified cost $1,314,197)		$1,314,197

Total Investments — 100.9% (identified cost $48,717,268)		$46,900,696

Other Assets, Less Liabilities — (0.9)%		$(413,667)

Net Assets — 100.0%		$46,487,029

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At January 31, 2011, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

	California	15.7%

	New York	12.2%
	Pennsylvania	11.8%
	Others, representing less than 10% individually	61.2%

(1)	Build America Bonds. Represent taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $495.

The Portfolio did not have any open financial instruments at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,759,609

Gross unrealized appreciation	$173,743
Gross unrealized depreciation	(2,032,656)

Net unrealized depreciation	$(1,858,913)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Taxable Municipal Securities	$—	$45,586,499	$—	$45,586,499
Short-Term Investments	—	1,314,197	—	1,314,197

Total Investments	$—	$46,900,696	$—	$46,900,696

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Events

As of the close of business on February 28, 2011, the Eaton Vance Build America Bond Fund withdrew its entire interest in the Portfolio in cash and securities. On March 11, 2011, the Portfolio terminated.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Build America Bond Portfolio
By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: March 24, 2011